Fair Value of Financial Instruments (Assets Measured at Fair Value) (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	$ 0	$ 4,633
Derivative liabilities, at fair value	(8,933)
Total	(8,933)
Total		4,633
Quoted Prices in Active Markets Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	0	0
Derivative liabilities, at fair value	0
Total	0
Total		0
Significant Other Observable Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	0	4,633
Derivative liabilities, at fair value	(8,933)
Total	(8,933)
Total		4,633
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, at fair value	0	0
Derivative liabilities, at fair value	0
Total	$ 0
Total		$ 0